Property, Plant And Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment

NOTE 4—PROPERTY, PLANT AND EQUIPMENT:

a.	Composition of assets

Composition of assets, grouped by major classifications, is as follows:

	December 31
	2011	2010
	$ in thousands
Cost:
Machinery and equipment	24,512	24,259
Leasehold improvements	37,977	37,078
Land and buildings	9,602	9,262
Office furniture, equipment	10,074	9,963
Computer equipment	39,278	33,386
Vehicles	487	460

	121,930	114,408
Less—accumulated depreciation and amortization	95,266	89,566

	26,664	24,842

b.	Depreciation and amortization

Depreciation and amortization expenses totaled $7,654,000, $9,489,000 and $10,129,000 in the years ended December 31, 2011, 2010 and 2009, respectively.